Condensed Consolidating Statement of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash	$ 96,626	$ 65,081
Other current assets	406,417	376,665
Assets held for sale	19,658
Property, plant and equipment	3,038,612	3,173,824
Intangibles	35,401	28,116
Goodwill		205,167	$ 207,399
Other long-term assets	39,329	44,078
Total assets	3,636,043	3,892,931
Liabilities and shareholders’ equity
Current liabilities	282,162	209,625
Long-term debt	1,706,253	1,730,437
Other long-term liabilities	89,876	142,533
Total liabilities	2,078,291	2,082,595
Shareholders’ equity	1,557,752	1,810,336	$ 1,962,118
Total liabilities and shareholders’ equity	3,636,043	3,892,931
Parent Company [Member]
Assets
Cash	28,626	20,843
Other current assets	4,798	38,558
Intercompany receivables	51,616	93,662
Investments in subsidiaries	4,522,964	4,822,876
Property, plant and equipment	55,430	64,605
Intangibles	33,548	25,644
Total assets	4,696,982	5,066,188
Liabilities and shareholders’ equity
Current liabilities	42,211	36,331
Intercompany payables and debt	1,918,306	1,795,141
Long-term debt	1,706,253	1,730,437
Other long-term liabilities	88,983	135,053
Total liabilities	3,755,753	3,696,962
Shareholders’ equity	941,229	1,369,226
Total liabilities and shareholders’ equity	4,696,982	5,066,188
Guarantor Subsidiaries [Member]
Assets
Cash	37,138	5,422
Other current assets	308,450	261,883
Intercompany receivables	1,887,405	2,669,280
Investments in subsidiaries	68	61
Assets held for sale	19,658
Property, plant and equipment	2,541,060	2,659,831
Intangibles	1,853	2,472
Goodwill		205,167
Other long-term assets	46,620	53,908
Total assets	4,842,252	5,858,024
Liabilities and shareholders’ equity
Current liabilities	190,239	124,482
Intercompany payables and debt	60,101	1,000,167
Other long-term liabilities	13,160	17,978
Total liabilities	263,500	1,142,627
Shareholders’ equity	4,578,752	4,715,397
Total liabilities and shareholders’ equity	4,842,252	5,858,024
Non-Guarantor Subsidiaries [Member]
Assets
Cash	30,862	38,816
Other current assets	93,166	76,221
Intercompany receivables	80,735	84,861
Property, plant and equipment	441,509	449,917
Other long-term assets	5,479	3,051
Total assets	651,751	652,866
Liabilities and shareholders’ equity
Current liabilities	49,712	48,812
Intercompany payables and debt	41,349	52,495
Other long-term liabilities	503	2,383
Total liabilities	91,564	103,690
Shareholders’ equity	560,187	549,176
Total liabilities and shareholders’ equity	651,751	652,866
Consolidating Adjustments [Member]
Assets
Other current assets	3	3
Intercompany receivables	(2,019,756)	(2,847,803)
Investments in subsidiaries	(4,523,032)	(4,822,937)
Property, plant and equipment	613	(529)
Other long-term assets	(12,770)	(12,881)
Total assets	(6,554,942)	(7,684,147)
Liabilities and shareholders’ equity
Intercompany payables and debt	(2,019,756)	(2,847,803)
Other long-term liabilities	(12,770)	(12,881)
Total liabilities	(2,032,526)	(2,860,684)
Shareholders’ equity	(4,522,416)	(4,823,463)
Total liabilities and shareholders’ equity	$ (6,554,942)	$ (7,684,147)